Subsequent Events (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended
	May 28, 2020	Oct. 24, 2019	Oct. 09, 2019	Nov. 30, 2019	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Convertible promissory note				$ 117,808
Common stock, shares issued					3,806,613	20,570	20,570
Grays Peak Ventures LLC [Member]
Conversion price		$ 25
Accrued interest			$ 7,808
Convertible promissory note			$ 110,000
Common stock, shares issued		4,712
Subsequent Event [Member] | Grays Peak Ventures LLC [Member]
Conversion price		$ 25
Accrued interest		$ 7,809
Convertible promissory note		$ 110,000
Common stock, shares issued		4,712
Subsequent Event [Member] | GSL Healthcare and Two Stockholders [Member] | Share Exchange Agreement [Member]
Ownership percentage of stockholders in GSL	88.00%
Equity method investment, shares issued	27,932,271